BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Fund

Supplement dated December 6, 2006 to the
Prospectus dated October 2, 2006

The following changes are made to the Prospectus of BlackRock Intermediate Municipal Fund (the "Fund").

The section in the prospectus captioned
"About the Portfolio Manager" appearing
on page 9 is amended as follows:


The description of the Fund's portfolio manager
 is deleted and the following description is inserted below the heading:

BlackRock Municipal Intermediate Fund
 is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock,
 and Walter O'Connor, Managing Director at BlackRock. Mr. O'Connor is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

In addition, in the section captioned "Management of the Fund"
BlackRock Advisors, LLC" the discussion of the portfolio manager appearing on page 34 of the Fund's Prospectus is deleted in its entirety and replaced with the following:

BlackRock Intermediate Municipal Fund is managed by a team of investment professionals comprised of Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock,
 and Walter O'Connor, Managing Director at BlackRock.
  Each is a member of BlackRock's municipal tax-exempt management group. Mr. Jaeckel is responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund. Mr. O'Connor is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments.
 Messrs. Jaeckel and O'Connor have been members of the Fund's management team since 2006 and Mr. O'Connor has been the Fund's portfolio manager since 2006.

Mr. Jaeckel joined BlackRock in 2006.
 Prior to joining BlackRock, he was a Managing Director
 (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2005 to 2006 and a Director of MLIM from 1997 to 2005.
He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O'Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002.
He has been a portfolio manager with BlackRock or MLIM since 1991.



Code #10435-1006BR-SUP